ACCRUED WARRANTY COSTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued warranty costs
Beginning balance	$ 58,810,186	$ 38,710,874	$ 21,023,381
Warranty provision	12,467,698	21,939,223	17,895,942
Warranty costs incurred	(5,497,865)	(1,839,911)	(208,449)
Ending balance	$ 65,780,019	$ 58,810,186	$ 38,710,874